SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY	12 Months Ended
Dec. 31, 2012
SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY
SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY

Balance Sheets

(In thousands, except for shares)

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	24,776	14,589	2,342
Other receivables	190,216	1,212	195
Amounts due from subsidiaries	1,337,536	1,528,450	245,333
Total current assets	1,552,528	1,544,251	247,870
Non-current assets:
Investment in subsidiaries	1,224,245	1,386,753	222,589
Total assets	2,776,773	2,931,004	470,459

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Other payables	5,767	5,578	895
Amounts due to subsidiaries	16,959	31,046	4,983
Total liabilities	22,726	36,624	5,878
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,002,541,446 and 998,861,526 as of December 31, 2011 and 2012, respectively)	7,646	7,624	1,224
Additional paid-in capital	2,272,580	2,284,906	366,753
Retained earnings	575,472	705,982	113,318
Accumulated other comprehensive income (loss)	(101,651)	(104,132)	(16,714)
Total shareholders’ equity	2,754,047	2,894,380	464,581
Total liabilities and shareholders’ equity	2,776,773	2,931,004	470,459

Statements of Income (Loss) and Comprehensive Income (Loss)

(In thousands)

	Year Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
General and administrative expenses	(26,705)	(70,893)	(77,993)	(12,519)
Interest income	450	2,011	13,215	2,121
Equity in earnings (loss) of subsidiaries	448,563	(230,492)	195,288	31,346
Net income (loss)	422,308	(299,374)	130,510	20,948
Other comprehensive income (loss), net of tax: Foreign currency translation adjustments	(10,818)	(18,291)	(2,481)	(398)
Comprehensive income (loss) attributable to the CNinsure Inc’s shareholders	411,490	(317,665)	128,029	20,550

Statements of Shareholders’ Equity

(In thousands, except for shares)

					Accumulated
			Additional		Other
	Share Capital		Paid-in	Retained	Comprehensive
	Number of Share	Amounts	Capital	Earnings	Income (Loss)	Total
		RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2010	912,497,726	7,036	1,604,774	452,540	(72,542)	1,991,808
Net income	—	—	—	422,308	—	422,308
Foreign currency translation	—	—	—	—	(10,818)	(10,818)
Issuance of ordinary shares upon follow-on offering	92,000,000	623	743,144	—	—	743,767
Exercise of share options	5,100,780	34	10,041	—	—	10,075
Repurchase of ordinary shares	(6,621,180)	(44)	(37,243)	—	—	(37,287)
Share-based compensation	—	—	22,211	—	—	22,211
Dividends	—	—	(80,985)	—	—	(80,985)
Other	—	—	(93)	(2)	—	(95)
Balance as of December 31, 2010	1,002,977,326	7,649	2,261,849	874,846	(83,360)	3,060,984
Net loss	—	—	—	(299,374)	—	(299,374)
Foreign currency translation	—	—	—	—	(18,291)	(18,291)
Exercise of share options	2,670,340	17	5,288	—	—	5,305
Repurchase of ordinary shares	(3,106,220)	(20)	(13,702)	—	—	(13,722)
Share-based compensation	—	—	57,003	—	—	57,003
Other	—	—	(37,858)	—	—	(37,858)
Balance as of December 31, 2011	1,002,541,446	7,646	2,272,580	575,472	(101,651)	2,754,047
Net income	—	—	—	130,510	—	130,510
Foreign currency translation	—	—	—	—	(2,481)	(2,481)
Exercise of share options	183,380	1	347	—	—	348
Repurchase of ordinary shares	(3,863,300)	(23)	(9,221)	—	—	(9,244)
Share-based compensation	—	—	66,878	—	—	66,878
Other	—	—	(45,678)	—	—	(45,678)
Balance as of December 31, 2012	998,861,526	7,624	2,284,906	705,982	(104,132)	2,894,380
Balance as of December 31, 2012 in US$		1,224	366,753	113,318	(16,714)	464,581

Statements of Cash Flows

(In thousands)

	Year Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
OPERATING ACTIVITIES
Net income (loss)	422,308	(299,374)	130,510	20,948
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in (earnings) loss of subsidiaries	(448,563)	230,492	(195,288)	(31,346)
Compensation expenses associated with stock options	22,211	57,003	66,878	10,735
Changes in operating assets and liabilities:
Other receivables	1,023	(188,182)	189,004	30,337
Other payables	2,527	(6,790)	(189)	(30)
Net cash (used in) generated from operating activities	(494)	(206,851)	190,915	30,644
Cash flows from investing activities
Increase in investment in subsidiaries	(40,143)	(56,374)	(12,899)	(2,070)
Advances (to) from subsidiaries	(518,212)	205,316	(176,826)	(28,383)
Net cash (used in) generated from investing activities	(558,355)	148,942	(189,725)	(30,453)
Cash flows from financing activities:
Proceeds from share issuances	743,767	—	—	—
Proceeds on exercise of stock options	10,075	5,305	348	56
Repurchase ordinary shares	(37,287)	(13,722)	(9,244)	(1,484)
Dividends paid	(80,985)	—	—	—
Net cash from (used in) financing activities	635,570	(8,417)	(8,896)	(1,428)
Net increase (decrease) in cash and cash equivalents	76,721	(66,326)	(7,706)	(1,237)
Cash and cash equivalents at beginning of year	43,490	109,393	24,776	3,977
Effect of exchange rate changes on cash and cash equivalents	(10,818)	(18,291)	(2,481)	(398)
Cash and cash equivalents at end of year	109,393	24,776	14,589	2,342

Note to Schedule 1

(In thousands, except for shares)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, which require  condensed financial statements as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2012, RMB1,901,940 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial statements of the Company has been presented for the years ended December 31, 2011 and 2012.

CISG undertook a separate restructuring in anticipation of an initial public offering involving a holding company (the “Company”) that was incorporated in the Cayman Islands on April 10, 2007. The Company became the ultimate holding company upon completion of a 10,000-for-1 share exchange with the existing shareholders of CISG on July 31, 2007. The exchange was accounted for as a reverse merger on the basis that CISG was the accounting acquirer.